Financial assets and liabilities at fair value	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial assets and liabilities at fair value	Financial assets and liabilities at fair value

Skr mn	June 30, 2026
	Book value	Fair value	Surplus value (+)/ Deficit value (-)
Cash and cash equivalents	15,188	15,188	—
Treasuries/governments bonds	12,047	12,047	—
Other interest-bearing securities except loans	54,268	54,268	—
Loans in the form of interest-bearing securities	43,778	45,026	1,248
Loans to credit institutions	20,008	20,493	486
Loans to the public	203,513	204,202	689
Derivatives	7,208	7,208	—
Total financial assets	356,010	358,433	2,423

Borrowing from credit institutions	5,252	5,252	—
Debt securities issued	312,367	313,381	1,014
Derivatives	3,816	3,816	—
Total financial liabilities	321,435	322,449	1,014

Skr mn	December 31, 2025
	Book value	Fair value	Surplus value (+)/ Deficit value (-)
Cash and cash equivalents	7,259	7,259	—
Treasuries/governments bonds	13,419	13,419	—
Other interest-bearing securities except loans	43,237	43,237	—
Loans in the form of interest-bearing securities	47,485	48,748	1,263
Loans to credit institutions	22,939	23,304	365
Loans to the public	200,216	200,566	350
Derivatives	6,721	6,721	—
Total financial assets	341,277	343,254	1,977

Borrowing from credit institutions	4,410	4,410	—
Debt securities issued	300,222	300,906	684
Derivatives	8,988	8,988	—
Total financial liabilities	313,620	314,304	684
Determination of fair value
The determination of fair value is described in the annual financial statements included in SEK’s 2025 Annual Report on Form 20-F, see Note 1 (f) (vii) Principles for determination of fair value of financial instruments and (viii) Determination of fair value of certain types of financial instruments.
Financial assets in fair value hierarchy

	Financial assets at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	1,059	10,988	—	12,047
Other interest-bearing securities except loans	23,328	30,940	—	54,268
Derivatives	—	7,207	1	7,208
Total June 30, 2026	24,387	49,135	1	73,523
Total December 31, 2025	22,215	41,161	1	63,377
Financial liabilities in fair value hierarchy

	Financial liabilities at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	17,129	1,037	18,166
Derivatives	—	3,239	577	3,816
Total June 30, 2026	—	20,367	1,614	21,982
Total December 31, 2025	—	22,186	3,662	25,848
A transfer of Skr 128 million from level 1 to level 2 was made within other interest-bearing securities except loans. Transfers of
Skr 346 million for debt securities issued and Skr 58 million for derivatives were made from level 3 to level 2, since the valuation of these contracts is estimated to no longer have a significant impact from unobservable market data (year-end 2025: no transfers during the period).
Financial assets and liabilities at fair value in Level 3, 2026

Skr mn	January 1, 2026	Purchases	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (-) through profit or loss[1]	Gains (+) and losses (-) in other comprehensive income	Exchange rate differences	June 30, 2026
Debt securities issued	-2,598	—	1,188	—	346	38	10	-20	-1,037
Derivatives, net	-1,063	—	543	—	58	-36	—	-78	-577
Net assets and liabilities	-3,661	—	1,730	—	404	2	10	-98	-1,614
Financial assets and liabilities at fair value in Level 3, 2025

Skr mn	January 1, 2025	Purchases	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (-) through profit or loss[1]	Gains (+) and losses (-) in other comprehensive income	Exchange rate differences	December 31, 2025
Debt securities issued	-3,452	—	414	—	—	-32	-22	494	-2,598
Derivatives, net	-1,451	—	174	—	—	22	—	192	-1,063
Net assets and liabilities	-4,903	—	588	—	—	-10	-22	686	-3,661
1 Gains and losses through profit or loss, including the impact of exchange rates, is reported as net interest income and net results of financial transactions.
The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of June 30, 2026, amounted to a Skr 1 million loss
(year end 2025: Skr 10 million loss) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3 instruments
As the estimation of parameters included in the models used to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has conducted an analysis of the difference in fair value of Level 3 instruments using other
established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The
correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates a maximum positive
relationship and -1 indicates a maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to –1. In the analysis, the correlations have been adjusted by +/– 0.12, which represents the level SEK uses within its prudent valuation framework. For Level 3 instruments that are significantly affected by non-observable market data in the form of SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/–
10 basis points, which has been assessed as a reasonable change in
SEK’s credit spread. The analysis shows the impact of the non-
observable market data on the market value. In addition, the market value will be affected by observable market data. The result of the analysis corresponds with SEK’s business model where issued
securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.
Sensitivity analysis – level 3 assets and liabilities

Assets and liabilities	June 30, 2026
Skr mn	Fair Value	Unobservable input	Range of estimates for unobservable input	Valuation method	Sensitivity max	Sensitivity min
Equity	0	Correlation	0.12- (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-463	Correlation	0.12 - (0.12)	Option Model	-13	13
Other	-114	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-577				-13	13
Equity	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
FX	-938	Correlation	0.12 - (0.12)	Option Model	13	-13
		Credit spreads	10BP - (10BP)	Discounted cash flow	7	-7
Other	-99	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Sum debt securities issued	-1,037				20	-20
Total effect on total comprehensive income					7	-7
Derivatives, net December 31, 2025	-1,063				-17	17
Debt securities issued December 31, 2025	-2,598				27	-27
Total effect on total comprehensive income December 31, 2025					10	-10
The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and
+/– 10 basis points, respectively. When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation.
Fair value related to credit risk

	Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)		The period’s change in fair value originating from credit risk (+ income/- loss)
Skr mn	June 30, 2026	December 31, 2025	Jan-Jun 2026	Jan-Jun 2025
CVA/DVA, net[1]	-12	-11	-1	1
OCA[2]	174	282	-108	55
1 Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2 Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.